Consolidated Statements of Income and Comprehensive Income $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 3,232	$ 4,150	$ 4,216	$ 4,650
Cost of revenue		(2,348)	(3,015)	(2,694)	(2,660)
Gross profit		884	1,135	1,522	1,990
Operating expenses:
Selling and distribution		(260)	(333)	(173)	(25)
General and administrative		(1,771)	(2,274)	(1,303)	(759)
Total operating expenses		(2,031)	(2,607)	(1,476)	(784)
Profit/(Loss) from operations		(1,147)	(1,472)	46	1,206
Other income (expense):
Interest income		3	4	6	3
Interest expense		(15)	(19)	(25)	(22)
Government grants		74	94	114	48
Rental income		25	32	30
Total other income, net		87	111	125	29
Income/(Loss) before income tax		(1,060)	(1,361)	171	1,235
Income tax (expense) benefit		(3)	(4)	1	(117)
NET INCOME/(LOSS)		(1,063)	(1,365)	172	1,118
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment		(6)	(7)
TOTAL COMPREHENSIVE INCOME		$ (1,069)	$ (1,372)	$ 172	$ 1,118
Earnings/(Loss) per ordinary share
Basic | (per share)		$ (110.34)	$ (141.69)	$ 20.98	$ 1,118
Diluted | (per share)		$ (110.34)	$ (141.69)	$ 20.98	$ 1,118
Weighted average number of ordinary shares
Basic	[1]	9,634	9,634	8,197
Diluted	[1]	9,634	9,634	8,197

[1]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.